Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information
Summary of the Group's revenues

Revenues	Advertising & Marketing	Value-added services	Total

	(In thousand)
Year ended December 31, 2018	$1,499,180	$219,338	$1,718,518

Year ended December 31, 2019	$1,530,211	$236,703	$1,766,914

Year ended December 31, 2020	$1,486,155	$203,776	$1,689,931